Related Party Transaction - Balances and Transaction with Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Related Party Transaction [Line Items]
Amounts due from related parties - non current	$ 930	$ 904
Amounts due from related parties - current	4,116	2,372
Amounts due to related parties - current	4	1,101
Metropolis Holding China Limited [Member] | Chairman and Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - non current	930	904
Amounts due from related parties - current	1,073	361
Amounts due to related parties - current		13
Rental expense	4,173	4,276	722
MaxEn [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	3,043	2,011
Amounts due to related parties - current	4	1,088
Gain on disposal of subsidiaries	$ 3,621